Lease Receivables and Other Assets (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Lease Receivables and Other Assets
Lease receivables	$ 193,295	$ 205,373	$ 234,890
AeroTurbine Inventory	138,443	148,452
Lease incentive costs net of amortization	132,329	119,878	89,289	85,300
Other assets	118,423	64,379	78,753
Goodwill and Other intangible assets	50,396	51,965
Notes and trade receivables, net of allowance	4,312	9,489	65,065
Derivative assets	78	198	116,394
Total	637,276	599,734	467,997
Minimum varying interest rate on notes receivable (as a percent)	6.50%	6.50%
Maximum varying interest rate on notes receivable (as a percent)	8.00%	8.00%
Allowance for credit losses
Balance at the begninng of the period	41,396	21,042
Provision	(2,686)	20,354
Balance at the end of the period	$ 38,710	$ 41,396